Membership Interests (Narrative) (Details) - USD ($) $ in Millions			1 Months Ended				9 Months Ended	12 Months Ended
	Nov. 27, 2017	Oct. 25, 2017	Nov. 30, 2018	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Sep. 30, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Cash available for distribution under the capital structure restriction							$ 219
Regulatory capitalization ratio, debt	57.50%						56.30%	60.00%
Regulatory capitalization ratio, equity	42.50%						43.70%	40.00%
Regulatory capitalization ratio, debt								59.40%
Regulatory capitalization ratio, equity								40.60%
Members contribution						$ 144	$ 144
Contingent equity distribution		$ 250			$ 30
Subsequent Event [Member]
Subsequent Event [Line Items]
Members contribution			$ 140
Contingent equity distribution				$ 180